Average Annual Total Returns - Class H - Japan 2x Strategy Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Nikkei-225 Stock Average Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nikkei-225 Stock Average Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nikkei-225 Stock Average Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	40.77%	19.89%	12.06%	40.45%	19.53%	11.89%	24.12%	16.12%	10.02%	22.35%	10.99%	7.82%